     As Filed with the Securities and Exchange Commission on April 30, 1997


                                                     Registration Nos. 333-07085
                                                                        811-7681


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------
                                    FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]



                          Pre-Effective Amendment No.                        [ ]



                         Post-Effective Amendment No.1                       [X]


                                     and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT                [X]
                              COMPANY ACT OF 1940


                                AMENDMENT NO. 2                              [X]


                        (Check appropriate box or boxes)
                                 --------------
                            FIRST CHOICE FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                               3435 Stelzer Road
                              Columbus, Ohio 43219
               (Address of Principal Executive Offices; Zip Code)

       Registrant's Telephone Number, including Area Code: 1-800-454-5104

                                George Martinez
                              BISYS Fund Services
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Name and Address of Agent for Service)

                                    Copy to:
                             Steven R. Howard, Esq.
                                Baker & McKenzie
                                805 Third Avenue
                            New York, New York 10022


It is proposed that this filing will become effective:
(Check appropriate box)

           X immediately upon filing pursuant to paragraph (b) ___ on (date)pursuant to paragraph (b)
         ___ 60 days after filing pursuant to paragraph (a)(1)
         ___ on (date) pursuant to paragraph (a)(1)
         ___ 75 days after filing pursuant to paragraph (a)(2)
         ___ on (date) pursuant to paragraph (a)(2) of rule 465



          Registrant has elected, pursuant to Rule 24f-2 under the Investment Company Act of 1940, to register an indefinite number of shares. In accordance with Rule 24f-2, a registration fee in the amount of $500 has previously been paid. Registrant intends to file its Rule 24f-2 Notice on or before November 29, 1997.

--------------------------------------------------------------------------------
Total Pages: ___
Exhibit Index: ___

                            FIRST CHOICE FUNDS TRUST

                       Registration Statement on Form N-1A

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)
                        under the Securities Act of 1933

                           U.S. TREASURY RESERVE FUND
                                CASH RESERVE FUND



Part A: Prospectus                                                    Prospectus Caption
------------------                                                    ------------------
Item 1.             Cover Page...................................     Cover Page

Item 2.             Synopsis.....................................     Fund Expenses; Fee Table

Item 3.             Condensed Financial
                      Information................................     Financial Highlights

Item 4.             General Description of
                      Registrant.................................     The Investment Policies and Practices of the
                                                                      Funds

Item 5.             Management of the Fund.......................     Management of the Funds

Item 5A.            Management's Discussion of
                      Fund Performance............................    Not Applicable

Item 6.             Capital Stock and Other
                      Securities.................................     Dividends, Distributions and Federal Income
                                                                      Tax; Other Information
Item 7.             Purchase of Securities
                     Being Offered...............................     Fund Share Valuation; Pricing and Purchase
                                                                      of Fund Shares
Item 8.             Redemption or
                      Repurchase.................................     Redemption of Fund Shares

Item 9.             Legal Proceedings............................     Financial Statements

                           U.S. TREASURY RESERVE FUND
                                CASH RESERVE FUND



                                                                      Statement of Additional
Part B: Statement of Additional Information                           Information Caption
        -----------------------------------                           -------------------
Item 10.            Cover Page...................................     Cover Page

Item 11.            Table of Contents............................     Table of Contents

Item 12.            General Information and
                     History.....................................     Not Applicable

Item 13.            Investment Objectives and
                     Policies....................................     Investment Policies; Investment Restrictions

Item 14.            Management of the Fund.......................     Management

Item 15.            Control Persons and
                      Principal Holders of
                      Securities.................................     Management

Item 16.            Investment Advisory and
                      Other Services.............................     Management; Other Information; Custodian,
                                                                      Transfer Agent and Dividend Disbursing
                                                                      Agent; Experts

Item 17.            Brokerage Allocation and Other Practices.....     Portfolio Transactions

Item 18.            Capital Stock and Other
                      Securities.................................     Other Information; Capitalization; Voting
                                                                      Rights
Item 19.            Purchase, Redemption and
                      Pricing of Securities
                      Being Offered..............................     Pricing and Purchase of Fund Shares (Part
                                                                      A); Redemption of Fund Shares (Part A);
                                                                      Determination of Net Asset Value

Item 20.            Tax Status...................................     Taxation

Item 21.            Underwriters.................................     Management

Item 22.            Calculation of Performance
                      Data.......................................     Yield and Performance Information

Item 23.            Financial Statements.........................     Financial Statements


Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                                PRELIMINARY NOTE

The Registrant's Prospectus dated October 1, 1996 (Accession Number 0000950112), to which the interim financial statements contained herein are added by Post-Effective Amendment No. 1, are incorporated by reference to the Registrant's filing of definitive copies under Rule 497(c).

                           U.S. Treasury Reserve Fund
                                Cash Reserve Fund
                                  portfolios of
                            FIRST CHOICE FUNDS TRUST

                       Supplement dated April 30, 1997 to
                        Prospectus dated October 1, 1996

The table of "Financial Highlights (unaudited) for a share of beneficial interest outstanding through the period ended March 31, 1997" below supplements the unaudited financial statements of U.S. Treasury Reserve Fund and the Cash Reserve Fund (the "Funds") portfolios of First Choice Funds Trust (the "Trust") contained in the Statement of Additional Information and sets forth certain information regarding the investment operations of the Funds for the period presented.


                                                                          FIRST CHOICE MUTUAL FUNDS
                                                                            Financial Highlights
                                                                                (Unaudited)                    f




                                                              U.S. Treasury                                   Cash
                                                             Reserve Fund                                 Reserve Fund
                                                  ------------------------------------        -----------------------------------
                                                                  Period                                     Period
                                                                   Ended                                      Ended
                                                                  March 31,                                 March 31,
                                                                 1997 (a)                                   1997 (b)
                                                 -------------------------------------        -----------------------------------
                                                      Service            Institutional            Serice            Institutional
                                                       Class                  Class                Class                Class

NET ASSET VALUE, BEGINNING OF PERIOD             $         1.000        $        1.000        $         1.000        $    1.000
                                                 ---------------        --------------        ---------------        ----------
Investment Activities
    Net investment income                                  0.024                 0.025                  0.011             0.011
    Net realized and unrealized gains (losses)
       from investments                                    0.000                 0.000                  0.000             0.000
                                                 ---------------        --------------        ---------------        ----------
   Total from Investment Activities                        0.024                 0.025                  0.011             0.011
                                                 ---------------        --------------        ---------------        ----------
Distributions
    Net investment income                                 (0.024)               (0.025)                (0.011)           (0.011)
    Net realized gains                                        --                    --                     --                --
                                                 ---------------        --------------        ---------------        ----------
   Total Distributions                                    (0.024)               (0.025)                (0.011)           (0.011)
                                                 ---------------        --------------        ---------------        ----------
NET ASSET VALUE, END OF PERIOD                   $         1.000        $        1.000        $         1.000        $    1.000
                                                 ===============        ==============        ===============        ==========
Total Return                                                2.43%(c)              2.48%(c)               1.08%(c)          1.10%(c)

Ratios/Supplementary Data:
    Net Assets at end of period                  $    56,926,214        $    1,526,110        $    37,946,212        $    1,007
    Ratio of expenses to
       average net assets                                   0.35%(d)              0.35%(d)               0.35%(d)          0.35%(d)
    Ratio of net investment income
       to average net assets                                4.83%(d)              4.83%(d)               5.04%(d)          5.04%(d)
    Ratio of expenses to
       average net assets*                                  1.34%(d)              0.84%(d)               1.47%(d)          0.97%(d)
    Ratio of net investment income
       to average net assets*                               3.84%(d)              4.34%(d)               3.92%(d)          4.42%(d)

__________

* During the period certain expenses were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations, October 1, 1996.

   (b) Period from commencement of operations, January 13, 1997.

   (c)  Not annualized.

   (d)Annualized.

                            FIRST CHOICE FUNDS TRUST
                     3435 STELZER ROAD, COLUMBUS, OHIO 43219
                 GENERAL AND ACCOUNT INFORMATION: 1-800-93FIRST

                 ----------------------------------------------

                     FIRST AMERICAN CAPITAL MANAGEMENT, INC.
                               INVESTMENT ADVISER
                         ("FIRST AMERICAN" OR "ADVISER")
                               BISYS FUND SERVICES
                     ADMINISTRATOR, SPONSOR AND DISTRIBUTOR
                  ("BISYS" OR "ADMINISTRATOR" OR "DISTRIBUTOR")
                       STATEMENT OF ADDITIONAL INFORMATION

    This Statement of Additional Information (the "SAI") describes two money market funds (each a "Fund," collectively, the "Funds"), both of which are managed by First American. The Funds are:


                           U.S. Treasury Reserve Fund



                                Cash Reserve Fund


    Each Fund constitutes a separate investment portfolio of First Choice Funds Trust (the "Trust"), a Delaware business trust and open-end, diversified management investment company. Each portfolio has distinct investment objectives and policies. Each Fund offers two classes of shares--the Institutional Class and the Service Class. The Service Class shares are available to customers who desire enhanced shareholder servicing. The Institutional Class shares are available to all other investors. The Institutional Class and Service Class shares are identical in all respects except that the Institutional Class shares do not impose any shareholder servicing or Rule 12b-1 fees. See "Other Information-- Capitalization" herein.

    This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the prospectus for the Funds dated October 1, 1996 (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus may be obtained without charge by writing or calling the Funds at the address or information number printed above.

October 1, 1996

Supplemented April 30, 1997

                                TABLE OF CONTENTS




                                                                            PAGE
                                                                            ----

INVESTMENT POLICIES ......................................................     3

INVESTMENT RESTRICTIONS ..................................................     7

MANAGEMENT ...............................................................     9
  Trustees and Officers ..................................................     9
  Investment Adviser .....................................................    10
  Distribution of Fund Shares ............................................    11
  Distribution Plan ......................................................    11
  Administrative Services ................................................    12
  Service Organizations ..................................................    12

EXPENSES AND EXPENSE LIMITS ..............................................    13

DETERMINATION OF NET ASSET VALUE .........................................    13

PORTFOLIO TRANSACTIONS ...................................................    15

TAXATION .................................................................    15

OTHER INFORMATION ........................................................    17
  Capitalization .........................................................    17
  Voting Rights ..........................................................    19
  Custodian, Transfer Agent and Dividend Disbursing Agent ................    19
Experts ..................................................................    19
  Yield and Performance Information ......................................    19
  Financial Statements ...................................................    21

                               INVESTMENT POLICIES

    The Prospectus discusses the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies.

    U.S. Treasury Obligations. Each Fund may invest, and the U.S. Treasury Reserve Fund invests exclusively, in direct obligations of the United States Treasury that have remaining maturities not exceeding thirteen months. The United States Treasury issues various types of marketable securities consisting of bills, notes and bonds. They are direct obligations of the United States Government and differ primarily in the length of their maturity. Treasury bills, the most frequently issued marketable United States Government security, have a maturity of up to one year and are issued on a discount basis.

    U.S. Government Agency Obligations (Cash Reserve Fund Only). The Fund may invest in obligations of agencies of the United States Government. Such agencies include, among others, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Fund may purchase securities issued or guaranteed by the Government National Mortgage Association, which represent participations in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Land Banks, Federal National Mortgage Association and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., Government National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation; therefore, in the event of a default prior to maturity, there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

    Commercial Paper (Cash Reserve Fund Only). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the Fund is, at the time of investment: (i) rated within the highest rating category of at least two of the nationally recognized statistical rating organizations ("NRSROs") that have rated the security; (ii) if rated by only one such rating organization, rated within the highest rating category of that rating organization; or (iii) if unrated, determined by the Adviser to be of an investment quality comparable to the rated securities in which the Fund may invest pursuant to guidelines established by the Board of Trustees.

    Corporate Debt Securities (Cash Reserve Fund Only). The Fund's investments in these securities are limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the rating criteria established for the Fund.

    After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Fund's Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

    Bank Obligations (Cash Reserve Fund Only). A description of the bank obligations which the Fund may purchase is set forth in the Prospectus. These obligations include, but are not limited to the following domestic, Eurodollar and Yankee dollar obligations: certificates of deposits, time deposits, bankers' acceptances, commercial paper, bank deposit notes and other promissory notes, including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with a commercial transaction. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Eurodollar obligations are U.S. Dollar obligations issued outside the United States by domestic or foreign entities. Yankee dollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. Bearer deposit notes are obligations of a bank, rather than a bank holding company. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

    Variable and Floating Rate Demand and Master Demand Obligations (Cash Reserve Fund Only). The Fund may, consistent with its permitted investment policies, buy variable rate demand obligations issued by corporations, bank holding companies and financial institutions, and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity of 397 days or less, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities may or may not be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest.

    The Fund may also buy variable rate master demand obligations. The terms of these obligations permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. They permit weekly, and in some instances daily, changes in the amounts borrowed. The Fund has the right to increase the amount under the obligation at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the obligation without penalty. The obligations may or may not be backed by bank letters of credit. Because the obligations are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, upon demand. The Fund has no limitations on the types of issuers from whom such obligations may be purchased. The Fund will invest in unrated variable rate master demand obligations only when such obligations are determined by the Adviser or, pursuant to guidelines established by the Board of Trustees, to be of comparable quality to rated issuers or instruments eligible for investment by the Fund.

    When-Issued and Delayed-Delivery Securities (Both Funds). The Funds may purchase securities on a when-issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. To facilitate such acquisitions, the Funds will maintain with the custodian a separate account with a segregated portfolio of securities in an amount at least equal to the value of such commitments. On the delivery dates for such transactions, each Fund will meet obligations from maturities or sales of the securities held in the separate account and/or from cash flow. While the Funds normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Adviser considers such action advisable as a matter of investment strategy. Such transactions have the effect of leverage on the Funds and may increase the volatility of a Fund's net asset value.

    Loans of Portfolio Securities (Both Funds). The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or approved bank letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of a particular Fund.

    The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. A portion of the proceeds from investing cash collateral may be rebated to the borrower. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

    Repurchase Agreements (Cash Reserve Fund Only). The Fund may invest up to 100% of its net assets in repurchase agreements maturing in seven days or less; however, the Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven business days and in securities for which market quotations are not readily available. The Fund may enter into agreements with any bank or registered broker-dealer who, in the opinion of the Trustees, present a minimal risk of bankruptcy. Such agreements may be considered to be loans by the Fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. The Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Fund may have problems in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.

    Reverse Repurchase Agreements (Both Funds). The Funds may enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Funds pay interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

    Illiquid Securities (Both Funds). Each Fund has adopted a nonfundamental policy with respect to investments in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

    In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

    Each Fund may invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the Securities Act will be treated as illiquid and subject to the Funds' investment restriction on illiquid securities.

    The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. It is the intent of the Funds to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for such securities.

    Pursuant to guidelines set forth by, and under the supervision of, the Board of Trustees, the Adviser will monitor the liquidity of restricted securities in a Fund's portfolio. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Investment Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Investment Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. The Adviser will also monitor the purchase of Rule 144A securities to assure that the total of all Rule 144A securities held by a Fund does not exceed 10% of the Fund's average daily net assets. Rule 144A securities which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 1 set forth below. Investments in Rule 144A securities could have the effect of increasing Fund illiquidity.

                             INVESTMENT RESTRICTIONS

    The following restrictions restate or are in addition to those described under "Investment Restrictions" in the Prospectus. Investment Restrictions Nos. 2, 3, 4, 7, 8, 12, 13 and 14 are fundamental policies of the Funds, which can be changed only when permitted by law and approved by a majority of the Funds' outstanding voting securities. A "majority of the outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxy, or
(ii) more than 50% of the outstanding shares. The other investment restrictions are nonfundamental policies and can be changed by approval of a majority of the Board of Trustees.

    Each Fund, except as indicated, may not:

         (1) Invest more than 10% of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, and variable and floating rate demand and master demand notes not requiring receipt of the principal note amount within seven days notice);

         (2) Borrow money or pledge, mortgage or hypothecate its assets, except that a Fund may enter into reverse repurchase agreements or borrow from banks up to 10% of the current value of its net assets for temporary or emergency purposes, and such borrowings may be secured by the pledge of not more than 15% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings exist);

         (3) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any reverse repurchase agreement or any permitted borrowing;

         (4) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or the SAI;

         (5) Invest in companies for the purpose of exercising control or management;

         (6) Invest more than 10% of its net assets in shares of other investment companies;

         (7) Invest in real property (including limited partnership interests, but excluding real estate investment trusts and master limited partnerships), commodities, commodity contracts, or oil, gas and other mineral resource, exploration, development, lease or arbitrage transactions;

         (8) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act;

         (9) Sell securities short, except to the extent that a Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

        (10) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

        (11) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, the Adviser, the Sponsor, or the Distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

        (12) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry (except for the Cash Reserve Fund, which will concentrate its investments in obligations issued by the domestic banking industry), provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

        (13) Purchase a security if, as a result, (1) more than 5% of its total assets would be invested in any one issuer other than the U.S. Government or its agencies or instrumentalities, or (2) the Fund would own more than 10% of the outstanding voting securities of such issuer;

        (14) Invest more than 5% of its net assets in warrants which are unattached to securities, nor more than 2% of the value of the Fund's net assets in warrants which are not listed on the New York or American Stock Exchanges; or

        (15) Write, purchase or sell puts, calls or combinations thereof.

                                   MANAGEMENT

                              TRUSTEES AND OFFICERS

    The names, ages and the principal occupations for the past five years of the Trustees and executive officers of the Trust, are listed below. The address of each, unless otherwise indicated, is 3435 Stelzer Road, Columbus, Ohio 43219.


        JOHN J. PILEGGI, Age: 37, Chairman of the Board of Trustees. Director of Furman Selz LLC since 1994; Senior Managing Director of Furman Selz LLC (1992-1994); Managing Director of Furman Selz LLC (1984-1992). His address is Furman Selz LLC, 237 Park Avenue, Suite 910, New York, NY 10017.


        DENNIS W. DRAPER, Age: 47, Trustee. Associate Professor of Finance at University of Southern California since 1978; Director of Data Analysis, Inc. (financial services); and Editorial Board of Chicago Board of Trade. His address is University of Southern California, School of Business, Hoffman 701-F, Los Angeles, California 90089.

        JOSEPH N. HANKIN, Age: 56, Trustee. President, Westchester Community College since 1971; President of Hartford Junior College from 1967 to 1971; Adjunct Professor of Columbia University Teachers College since 1976. His address is 75 Grasslands Road, Valhalla, NY 10595.

        RICHARD WEDEMEYER, Age: 60, Trustee. Vice President, The Channel Corporation since July 1996; Vice President of Performance Advantage, Inc. 1992 to July 1996; Vice President of Jim Henson Productions from 1979 to 1992; Author of In Transition (Harper Collins); co-founder and co-conductor of Harvard Business School Club of New York Career Seminar; Trustee of Jim Henson Legacy trust. His address is 5 High Ridge Park, Stamford, Connecticut 06878.


        IRIMGA MCKAY, Age: 35, President. Senior Vice President, BISYS Fund Services, since July 1993; First Vice President of the Administrator and Distributor of BISYS Fund Services, Inc., November 1988 to July 1993.



        MILT EMERINE, Age 40, Vice President and Treasurer. Employee of BISYS Fund Services, November 1996 to present; Senior Specialist, Lockheed Martin, October 1994 to November 1996; Owner, Milt Emerine, Public Accounting, 1991-1994.



        FRANK DEUTCHKI, Age: 43, Assistant Treasurer. Employee of BISYS Fund Services, Inc., April 1996 to present; Vice President, Chase Global Funds Service, September 1995 to April 1996; Vice President, Mutual Funds Service Company, 1989 to September 1995.



        WARREN LESLIE, Age 35, Assistant Treasurer. Employee of BISYS Fund Services, May 1995 to present; Financial Adviser, Mutual Fund Sales 1986-1995.

        ALAINA METZ, Age 28, Assistant Secretary. Chief Administrator, Administrative and Regulatory Services, BISYS Fund Services, Inc., June 1995 to present; Supervisor, Mutual Fund Legal Department, Alliance Capital Management, May 1989 to June 1995.


                               COMPENSATION TABLE*

                                                 Pension or Retirement                            Total Compensation
                                 Aggregate          Benefits Accrued as      Estimated Annual     from Trust and Fund
                                Compensation          part of Fund            Benefits upon         Complex Paid to
                                from the Fund            Expenses               Retirement              Trustees
                                -------------            --------               ----------              --------
Name of Trustee
---------------
John J. Pileggi, Trustee            None                     0                       N/A                  None
Dennis W. Draper, Trustee           $7,000                   0                       N/A                  $7,000
Joseph N. Hankin, Trustee           $7,000                   0                       N/A                  $7,000
Richard Wedemeyer, Trustee          $7,000                   0                       N/A                  $7,000


----------
* Represents the total compensation estimated to be paid for a full fiscal year.

    Trustees of the Trust not affiliated with the Sponsor receive from the Trust an annual retainer of $1,000 and a fee of $1,000 for each Board of Trustees meeting and $1,000 for each Board committee meeting of the Trust attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with the Sponsor do not receive compensation from the Trust.

    Officers and Trustees of the Trust, as a group, own less than 1% of the outstanding shares of the Funds.

                               INVESTMENT ADVISER
                     FIRST AMERICAN CAPITAL MANAGEMENT, INC.

    First American Capital Management, Inc. ("First American") has provided investment advisory services to the Funds since inception pursuant to an advisory agreement with the Trust (the "Advisory Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, First American makes investment decisions for the Funds. The Advisory Agreement provides that, as compensation for its services thereunder, First American is entitled to receive from each Fund a monthly fee at an annual rate based upon average daily net assets of the Fund as set forth in the table of Fund Expenses in the Prospectus.

    First American is located at 567 San Nicholas Drive, Suite 101, Newport Beach, California 92660, is a wholly-owned subsidiary of The First American Financial Corporation, and was organized on December 1, 1995, to provide business management, advisory, administrative and asset management consulting services. First American has no prior experience as an adviser to an investment company.

    The Investment Advisory Contracts for the Funds will continue in effect for a period beyond two years from the date of their execution only as long as such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Funds or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to such Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Contracts may be terminated without penalty by vote of the Trustees or the shareholders of the Funds, or by the Adviser, on 60 days written notice by either party to the Contract and will terminate automatically if assigned.

                           DISTRIBUTION OF FUND SHARES

    The Trust retains BISYS to serve as principal underwriter for the shares of the Funds pursuant to a Distribution Contract. The Distribution Contract provides that the Distributor will use its best efforts to maintain a broad distribution of the Funds' shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

                                DISTRIBUTION PLAN

    The Trustees of the Fund have voted to adopt a Master Distribution Plan (the "Plan") pursuant to Rule l2b-1 of the 1940 Act for the Service Class shares of the Funds after having concluded that there is a reasonable likelihood that the Plan will benefit the Service Class shares of the Funds and their shareholders. The Plan provides for a monthly payment by the Service Class shares of the Funds to the Distributor in such amounts that the Distributor may request, or for direct payment by the Fund, for certain costs incurred under the Plan, subject to periodic Board approval, provided that each such payment is based on the average daily value of the net assets of the Funds' Service Class Shares during the preceding month and is calculated at an annual rate not to exceed 0.25%. (Certain expenses of the Fund may be reduced in accordance with applicable state expense limitations. See "Expenses and Expense Limits"). The Distributor will use all amounts received under the Plan for payments to broker-dealers or financial institutions (but not including banks) for their assistance in distributing shares of the Service Class and otherwise promoting the sale of Service Class shares, including payments in amounts based on the average daily value of Service Class shares owned by shareholders in respect of which the broker-dealer or financial institution has a distributing relationship. The Distributor may also use all or any portion of such fees to pay Fund expenses such as the printing and distribution of prospectuses sent to prospective investors or the preparation, printing and distribution of sales literature and expenses associated with media advertisements.

    The Plan provides for the Distributor to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan provides that it may not be amended to increase materially the costs which the Fund may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who neither are "interested persons" (as defined in the 1940
Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan and the related Administrative Services Contract between the Trust and the Sponsor have been approved, and are subject to annual approval, by the Board of Trustees and by the Trustees who neither are "interested persons" nor have any direct or indirect financial interest in the operation of the Plan or in the Administrative Services Contract, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Board of Trustees and the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Plan or in the Administrative Services Contract voted to approve the Plan at a meeting held on August 23, 1996. The Plan was submitted to the shareholders of the Funds' Service Class shares and approved at a special meeting held on August 23, 1996. The Plan is terminable with respect to the Funds' Service Class shares at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in the Administrative Services Contract or by vote of the holders of a majority of the shares of the Fund.

                             ADMINISTRATIVE SERVICES

    BISYS provides management and administrative services necessary for the operation of the Funds, including, among other things: (i) preparation of shareholder reports and communications; (ii) regulatory compliance, such as reports to and filings with the SEC and state securities commissions; and (iii) general supervision of the operation of the Funds, including coordination of the services performed by the Adviser, the Distributor, transfer agent, custodians, independent accountants, legal counsel and others. In addition, BISYS furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds' officers, employees and Trustees affiliated with BISYS . For these services, BISYS receives from each Fund a fee, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets.

    The Administrative Services Contract is for a one year term and is subject to annual approval by a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Services Contract. The Administrative Services Contract will terminate automatically in the event of its assignment.

                              SERVICE ORGANIZATIONS

    The Trust also contracts with banks, trust companies, broker-dealers (other than BISYS) or other financial organizations ("Service Organizations") to provide certain administrative services for the Service Class shares of the Funds. Services provided by Service Organizations may include, among other things: providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with shareholders' orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in shareholders' designating accounts; providing periodic statements showing a shareholder's account balance and, to the extent practicable, integrating such information with other client transactions; furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a shareholder's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Service Class shares of the Funds to shareholders; and providing such other services as the

Service Class shares of the Funds or a shareholder reasonably may request, to the extent permitted by applicable statute, rule or regulation. Neither the Administrator nor the Distributor will be a Service Organization or receive fees for servicing.

    Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Funds or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

    The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

    If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Trust and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Trust might occur and a shareholder serviced by such a bank might no longer be able to avail itself of any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                                   EXPENSES

     Except for the expenses paid by the Adviser and BISYS, the Funds bear all costs of their operations.

                        DETERMINATION OF NET ASSET VALUE

    As indicated under "Fund Share Valuation" in the Prospectus, the Funds will use the amortized cost method to determine the value of their portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which the Funds would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in lower value of a Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

    Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of 397 days or less and invest only in U.S. dollar denominated eligible securities determined by the Trust's Board of Trustees to be of minimal credit risks and which: (1) have received one of the two highest short-term rating by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), such as "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc.; (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board.

    In addition, a Fund will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of a single issuer, except that a Fund may invest in U.S. Government securities or repurchase agreements that are collateralized by U.S. Government securities without any such limitation. Furthermore, the limitation does not apply with respect to conditional and unconditional puts issued by a single issuer, provided that no more than 10% of a Fund's total assets are invested in securities issued or guaranteed by the issuer of the put. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Board of Trustees to be comparable to those rated in the highest rating category, will be limited to 5% of a Fund's total assets, with investment in any one such issuer being limited to no more than the greater of 1% of a Fund's total assets or $1,000,000.

    Pursuant to Rule 2a-7, the Board of Trustees is also required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of the Funds, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Funds calculated by using available market quotations deviates from $l.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board of Trustees will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                             PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, First American is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results, taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While First American generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The policy of each Fund of investing in securities with short maturities may result in high portfolio turnover.

    Purchases and sales of securities will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing portfolio securities transactions for the Funds primarily consists of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust or First American are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC.

    First American may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to First American. By allocating transactions in this manner, First American is able to supplement its research and analysis with the views and information of securities firms.

                                    TAXATION

    The Funds intend to qualify, and elect annually to be treated, as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must:
(a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (c) derive less than 30% of its gross income from the sale or other disposition of certain assets (namely, (i) stock or securities; (ii) options, futures, and forward contracts (other than those on foreign currencies); and
(iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities)) held less than 3 months; and (d) diversify its holdings so that, at the end of each quarter of the taxable year, (x) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (y) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). In addition, a Fund earning tax-exempt interest must, in each year, distribute at least 90% of its net tax-exempt income. By meeting these requirements, the Funds generally will not be subject to Federal income tax on their investment company taxable income and net capital gains which are distributed to shareholders. If the Funds do not meet all of these Code requirements, they will be taxed as ordinary corporations and their distributions will be taxed to shareholders as ordinary income.

    Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gains net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

    Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, designated by the Funds as long-term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner, whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

    Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt-interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the disposal of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

    The Funds are required to report to the Internal Revenue Service ("IRS") all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of nonexempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

    The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.
S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisers with respect to particular questions of Federal, state and local taxation. Shareholders who are not U. S. Persons should consult their tax advisers regarding U. S. And foreign tax consequences of ownership of share of the Funds, including the likelihood that distributions to them would be subject to withholding of U. S. tax at a rate of 30% (or at a lower rate under a tax treaty).

                                 CAPITALIZATION

    The Trust is a Delaware business trust established under a Declaration of Trust dated June 5, 1996 and currently consists of two separately managed portfolios. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

    Each Fund offers, and the SAI relates to, two classes of shares--the Institutional and the Service classes of shares. The Service Class shares are available to customers who desire enhanced shareholder servicing. The Institutional Class shares are available to all other investors. The Fund's Service Class shares are subject to a Rule 12b-1 fee and a shareholder service fee.

    Expenses incurred in connection with each Fund's organization and the public offering of its shares have been deferred and are being amortized on a straight-line basis over a period of not more than five years.

    As of April 24, 1997, no person owned of record, or to the knowledge of management beneficially owned five percent or more of the outstanding shares of the respective Funds or classes except as set forth below:



U.S. Treasury Fund

First American Trust Company                    Owns 80.6% of the Service Class
Managed Omnibus Account                         and 78.49% of the Fund.
421 North Main Street
Santa Ana, CA 92701

First American Trust Company                    Owns 6.64% of the Service Class
99 Bank - 20                                    and 6.46% of the Fund.
421 North Main Street
Santa Ana, CA 92701

Trustmark National Bank                         Owns 7.71% of the Service Class
Trust Department Room 580                       and 7.50% of the Fund.
Financial Services Operations
P.O. Box 291
Jackson, MS 39205


Cash Reserve


Land Title Insurance Company                    Owns 78.70% of the Institutional Class
7600 Forsyth Boulevard                          and 2.0% of the Fund.
Clayton, MO 63105

The Trust Company  of St. Louis County          Owns 21.22% of the Institutional Class
7600 Forsyth Boulevard                          and 0.56% of the Fund.
Clayton, MO 63105

First American Trust Company                    Owns 99.9% of the Service Class
Managed Omnibus Account                         and 99.9% of the Fund.
421 North Main Street
Santa Ana, CA 92701

Furman Selz Mutual Funds                        Owns 100% of the Institutional Class
Attn: Fund Administration                       and 0% of the Fund.
3435 Stelzer Road
Columbus, OH 43219

    Beneficial ownership of the Shares listed above for First American Trust Company is disclaimed by First American Trust Company. The Funds do not know the extent to which other holders of record were beneficial owners of shares indicated.


                                  VOTING RIGHTS

    Under the Declaration of Trust, the Trust is not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholder meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

    The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

             CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

    Investors Fiduciary Trust Company acts as custodian of the Trust's assets. BISYS acts as transfer agent for the Funds. The Trust compensates BISYS for providing personnel and facilities to perform transfer agency related services for the Trust at a rate intended to represent the cost of providing such services.

                                     EXPERTS

    Price Waterhouse LLP has been selected as the independent accountants for the Trust. Price Waterhouse LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings. Price Waterhouse LLP is located at 1177 Avenue of the Americas, New York, New York 10036.

                        YIELD AND PERFORMANCE INFORMATION

    The Funds may, from time to time, include their yield and effective yield in advertisements or reports to shareholders or prospective investors.

    Current yield for the Funds will be based on the change in the value of a hypothetical investment (exclusive of capital changes such as gains or losses from the sale of securities and unrealized appreciation and depreciation) over a particular seven-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the base period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

    Effective Yield = [(Base Period Return + 1)365/7]-1.


    For the seven day period ended March 31, 1997, yields for the Funds were:


                                          Yield                Effective Yield
                                          -----                ---------------
U.S. Treasury Reserve Fund
  (Service Class)                         4.90%                      5.02%
  (Institutional Class)                   4.90%                      5.02%

Cash Reserve Fund
  (Service Class)                         5.08%                      5.21%
  (Institutional Class)                   5.13%                      5.26%


    Quotations of yield will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Yield for the Funds will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

    In connection with communicating its yields to current or prospective unit holders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices, which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

    Performance information for the Funds may be compared, in reports and promotional literature, to: (i) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutul funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (ii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but this Index generally does not reflect deductions for administrative and management costs and expenses.

    Investors who purchase and redeem shares of the Funds through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service
Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and average annual total return of the Funds for those investors. Investors who maintain accounts with the Trust as transfer agent will not pay these fees.

                              FINANCIAL STATEMENTS


    The financial Statements for the period ended March 31, 1997 set forth below are unaudited.

FIRST CHOICE MUTUAL FUNDS
CASH RESERVE FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1997
                                   (UNAUDITED)



      Principal                     Security
        Amount                     Description                          Value
        ------                     -----------                          -----
BANKERS ACCEPTANCES (30.8%):
   $2,000,000 Bank of New York
              5.30%, 5/5/97                                          $ 1,989,989
    2,300,000 Republic National Bank of New York
              5.28%, 5/23/97                                           2,282,459
    2,000,000 Bank of America, N.T. & S.A
              5.31%, 6/17/97                                           1,977,285
    1,495,000 Chase Manhattan
              5.26%, 4/29/97                                           1,488,884
    2,000,000 First National Bank of Chicago
              5.29%, 7/28/97                                           1,965,321
    1,000,000 Union Bank of California
              5.28%, 5/20/97                                             992,813
    1,000,000 Union Bank of California
              5.37%, 8/4/97                                              981,354
                                                                     -----------
  Total Bankers Acceptances                                           11,678,105
                                                                     -----------
COMMERCIAL PAPER (56.7%):
Broker (13.1%):
    1,500,000 Bear Stearns & Co.
              5.34%, 5/5/97                                            1,492,435
    2,000,000 Merrill Lynch & Co.
              5.42%, 7/14/97                                           1,968,685
    1,500,000 Smith Barney Inc.
              5.29%, 4/3/97                                            1,499,559
                                                                     -----------
              Total                                                    4,960,679
                                                                     -----------
Equipment Rental & Leasing Services (4.4%):
    1,700,000 International Lease Finance Corp.
              5.24%, 7/28/97                                           1,670,802
                                                                     -----------
Finance Lessors (10.8%):
    2,300,000 General Electric Capital Corp.
              5.31%, 4/3/97                                            2,299,322
    1,800,000 International Business Machine Credit Corp.
              5.35%, 4/7/97                                            1,798,395
                                                                     -----------
              Total                                                    4,097,717
                                                                     -----------
Personal Credit (17.3%):
    1,500,000 American Express Credit
              5.31%, 5/9/97                                            1,491,593
    1,500,000 American General Finance
              5.32%, 4/23/97                                           1,495,123
    1,800,000 Ford Motor Credit
              5.29% 4/15/97                                            1,796,297
    1,800,000 TransAmerica Finance
              5.27%, 4/17/97                                           1,795,784
                                                                     -----------
              Total                                                    6,578,797
                                                                     -----------
Recreation & Amusement Services (6.1%):
    2,300,000 Walt Disney
              5.28%, 4/21/97                                           2,293,253
                                                                     -----------
Tobacco (5.0%):
    1,900,000 Phillip Morris, Inc.
              5.65%, 4/4/97                                            1,899,105
                                                                     -----------
  Total Commercial Paper                                              21,500,353
                                                                     -----------

FIRST CHOICE MUTUAL FUNDS
CASH RESERVE FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 MARCH 31, 1997
                                   (UNAUDITED)


      Principal                     Security
        Amount                     Description                          Value
        ------                     -----------                          -----
U.S. GOVERNMENT AGENCIES (12.8%):
Federal Agricultural Mortgage Corp.:
     $545,000 5.34%, 4/9/97                                          $   544,353
      245,000 5.37%, 4/9/97                                              244,708
                                                                     -----------
              Total                                                      789,061
                                                                     -----------
Federal Home Loan Mortgage Corp.:
    1,640,000 5.21%, 4/15/97                                           1,636,677
    1,295,000 5.49%, 4/15/97                                           1,292,235
    1,150,000 5.20%, 4/18/97                                           1,147,176
                                                                     -----------
  Total U.S. Government Agency                                         4,865,149
                                                                     -----------
  Total (Amortized cost-$38,043,607) (a)                             $38,043,607
                                                                     ===========

----------
Percentages indicated are based on net assets of $37,947,219.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

                       See notes to financial statements.

FIRST CHOICE MUTUAL FUNDS
U.S. TREASURY RESERVE FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1997
                                   (UNAUDITED)


      Principal                     Security
        Amount                     Description                          Value
        ------                     -----------                          -----
U.S. Treasury Bills (51.9%):
     $360,000 5.11%, 4/17/97                                         $   359,184
      200,000 5.12%, 4/17/97                                             199,545
   15,100,000 5.15%, 4/17/97                                          15,065,403
      710,000 5.02%, 5/29/97                                             704,258
      555,000 5.04%, 5/29/97                                             550,493
    4,500,000 5.07%, 5/29/97                                           4,463,279
      465,000 5.14%, 5/29/97                                             461,149
      800,000 5.19%, 5/29/97                                             793,311
    5,800,000 5.03%, 7/24/97                                           5,707,708
      880,000 5.11%, 7/24/97                                             865,760
      695,000 5.16%, 7/24/97                                             683,643
      495,000 5.23%, 7/24/97                                             486,802
                                                                     -----------
  Total U.S. Treasury Bills                                           30,340,535
                                                                     -----------
U.S. Treasury Notes (47.4%):
    1,180,000 6.50%, 4/30/97                                           1,180,903
    6,045,000 6.88%, 4/30/97                                           6,052,481
   10,425,000 6.50%, 5/15/97                                          10,439,780
    6,200,000 6.13%, 5/31/97                                           6,206,698
    3,800,000 6.38%, 6/30/97                                           3,809,533
                                                                     -----------
  Total U.S. Treasury Notes                                           27,689,395
                                                                     -----------
Total (Amortized cost-$58,029,930)(a)                                $58,029,930
                                                                     ===========

----------
Percentages indicated are based on net assets of $58,452,324.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

                       See notes to financial statements.

                           FIRST CHOICE MUTUAL FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)


                                        U.S. Treasury           Cash
                                        Reserve Fund        Reserve Fund
                                        -------------       ------------
                                           Period               Period
                                           Ended                Ended
                                         March 31,            March 31,
                                           1997*                1997**
                                        -------------       ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                 $    1,292,251      $    428,382
  Net realized gains (losses) from
    investment transactions                        759              (280)
                                        --------------      ------------
Change in net assets
  resulting from operations                  1,293,010           428,102
                                        --------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Service Class                           (1,285,321)         (428,371)
    Institutional Class                         (6,930)              (11)
                                        --------------      ------------
Change in net assets from
  shareholder distributions                 (1,292,251)         (428,382)
                                        --------------      ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued              135,993,239        72,806,494
  Dividends reinvested                           3,015               325
  Cost of shares redeemed                  (77,544,689)      (34,859,320)
                                        --------------      ------------
Change in net assets
  from capital transactions                 58,451,565        37,947,499
                                        --------------      ------------
Change in net assets                        58,452,324        37,947,219

NET ASSETS:
  Beginning of period                               --                --
                                        --------------      ------------
  End of period                         $   58,452,324      $ 37,947,219
                                        ==============      ============



*  Commencement of operations of the Fund began October 1, 1996
** Commencement of operations of the Fund began January 13, 1997





                       See notes to financial statements.

FIRST CHOICE MUTUAL FUNDS

                      Statements of Assets and Liabilities
                                 March 31, 1997
                                   (Unaudited)

                                                              U.S. Treasury         Cash
                                                                  Reserve           Reserve
                                                                   Fund              Fund
                                                             ---------------     ---------------
  ASSETS:
Investments, at value (Amortized cost $58,029,930,
   and $38,043,607, respectively)                              $ 58,029,930       $ 38,043,607
Cash                                                                     --              1,953
Interest receivable                                                 650,825                 --
Unamortized organization costs                                       54,896             61,259
Prepaid expenses                                                     10,017             16,490
Expense reimbursement receivable                                     23,141             14,332
                                                               ------------       ------------
      Total Assets                                               58,768,809         38,137,641
                                                               ------------       ------------
LIABILITIES:
Dividends Payable                                                   265,913            172,682
Accrued expenses and other payables:
   Investment advisory fees                                           2,719                 --
   Transfer agent fees                                                6,573              4,128
   Legal and audit fees                                              18,290              4,843
   Custodian and accounting fees                                      7,177              4,869
   Printing costs                                                    14,902              3,666
   Other                                                                911                234
                                                               ------------       ------------
      Total Liabilities                                             316,485            190,422
                                                               ------------       ------------
NET ASSETS:
Capital                                                          58,451,565         37,947,499
Accumulated undistributed net realized gains (losses)
      from investment transactions                                      759               (280)
                                                               ------------       ------------
      Net Assets                                               $ 58,452,324       $ 37,947,219
                                                               ============       ============

Net Assets
   Service Class                                                 56,926,214         37,946,212
   Institutional Class                                            1,526,110              1,007
                                                               ------------       ------------
      Total                                                      58,452,324         37,947,219
                                                               ============       ============

Shares of capital stock
   Service Class                                                 56,925,439         37,946,492
   Institutional Class                                            1,526,126              1,007
                                                               ------------       ------------
      Total                                                      58,451,565         37,947,499
                                                               ============       ============

Net asset value, offering and redemption price per share
   Service Class                                               $       1.00       $       1.00
   Institutional Class                                         $       1.00       $       1.00


                       See Notes to financial statements.

                           FIRST CHOICE MUTUAL FUNDS
                            Statements of Operations
                      For the period ended March 31, 1997
                                  (Unaudited)


                                                                U.S. Treasury           Cash
                                                                   Reserve             Reserve
                                                                    Fund  *           Fund  **
                                                               ---------------    ---------------
          INVESTMENT INCOME:
  Interest income                                                $ 1,383,518        $   458,120
                                                                 -----------        -----------
       Total Income                                                1,383,518            458,120
                                                                 -----------        -----------
          EXPENSES:
  Investment advisory fees                                            80,074             25,490
  Administration fees                                                 40,037             12,745
  Distribution fees -- Service class                                  66,375             21,241
  Shareholder Servicing -- Service class                              66,375             21,241
  Custodian and accounting fees                                       24,567             11,388
  Legal and audit fees                                                23,041              9,594
  Organization costs                                                   8,937              2,574
  Trustees' fees and expenses                                          7,608              1,794
  Transfer agent fees                                                 10,143              4,446
  Registration and filing fees                                        13,061              8,034
  Printing costs                                                      15,152              3,666
  Other                                                                4,763              2,574
                                                                 -----------        -----------
       Total expenses                                                360,133            124,787
            Less:  Fee waivers and expense reimbursements           (268,866)           (95,049)
                                                                 -----------        -----------
                 Net Expenses                                         91,267             29,738
                                                                 -----------        -----------
  Net Investment Income                                            1,292,251            428,382
                                                                 -----------        -----------

  REALIZED GAINS (LOSSES) FROM INVESTMENTS:
  Net realized gains (losses) from investment transactions               759               (280)
                                                                 -----------        -----------
  Change in net assets resulting
       from operations                                           $ 1,293,010        $   428,102
                                                                 ===========        ===========

        *  Commencement of operations of the Fund began October 1, 1996

       **  Commencement of operations of the Fund began January 13, 1997


                       See Notes to financial statements.

FIRST CHOICE MUTUAL FUNDS
                              Financial Highlights
                                  (Unaudited)


                                                              U.S. Treasury                                   Cash
                                                             Reserve Fund                                 Reserve Fund
                                                  ------------------------------------        -----------------------------------
                                                                  Period                                     Period
                                                                   Ended                                      Ended
                                                                  March 31,                                 March 31,
                                                                 1997 (a)                                   1997 (b)
                                                 -------------------------------------        -----------------------------------
                                                      Service            Institutional            Serice            Institutional
                                                       Class                  Class                Class                Class

NET ASSET VALUE, BEGINNING OF PERIOD             $         1.000        $        1.000        $         1.000        $    1.000
                                                 ---------------        --------------        ---------------        ----------
Investment Activities
    Net investment income                                  0.024                 0.025                  0.011             0.011
    Net realized and unrealized gains (losses)
       from investments                                    0.000                 0.000                  0.000             0.000
                                                 ---------------        --------------        ---------------        ----------
   Total from Investment Activities                        0.024                 0.025                  0.011             0.011
                                                 ---------------        --------------        ---------------        ----------
Distributions
    Net investment income                                 (0.024)               (0.025)                (0.011)           (0.011)
    Net realized gains                                        --                    --                     --                --
                                                 ---------------        --------------        ---------------        ----------
   Total Distributions                                    (0.024)               (0.025)                (0.011)           (0.011)
                                                 ---------------        --------------        ---------------        ----------
NET ASSET VALUE, END OF PERIOD                   $         1.000        $        1.000        $         1.000        $    1.000
                                                 ===============        ==============        ===============        ==========
Total Return                                                2.43%(c)              2.48%(c)               1.08%(c)          1.10%(c)

Ratios/Supplementary Data:
    Net Assets at end of period                  $    56,926,214        $    1,526,110        $    37,946,212        $    1,007
    Ratio of expenses to
       average net assets                                   0.35%(d)              0.35%(d)               0.35%(d)          0.35%(d)
    Ratio of net investment income
       to average net assets                                4.83%(d)              4.83%(d)               5.04%(d)          5.04%(d)
    Ratio of expenses to
       average net assets*                                  1.34%(d)              0.84%(d)               1.47%(d)          0.97%(d)
    Ratio of net investment income
       to average net assets*                               3.84%(d)              4.34%(d)               3.92%(d)          4.42%(d)

__________

* During the period certain expenses were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations, October 1, 1996.

   (b) Period from commencement of operations, January 13, 1997.

   (c)  Not annualized.

   (d)Annualized.



                       See Notes to financial statements.

                           FIRST CHOICE MUTUAL FUNDS


                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1997
                                   (UNAUDITED)

1.   ORGANIZATION:

          The First Choice Funds Trust (the "Trust ") is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated June 6, 1996, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of the U.S. Treasury Reserve Fund and the Cash Reserve Fund (individually a "Fund", collectively "the Funds"). Between the date of organization and the date of commencement of operations, the Funds had no operations.

          The investment objective of the U.S. Treasury Reserve Fund is to provide investors with as high a level of current income as is consistent with liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share by investing in U.S. Treasury securities. The investment objective of the Cash Reserve Fund is to provide investors with current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, U.S. dollar-denominated short-term obligations.

2.   SIGNIFICANT ACCOUNTING POLICIES:

          The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

               SECURITIES VALUATION:

               Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

               SECURITIES TRANSACTIONS AND RELATED INCOME:

               Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on the effective interest method. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

               REPURCHASE AGREEMENTS:

               The Cash Reserve Fund only, may acquire repurchase agreements from any bank or broker-dealer which the adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

FIRST CHOICE MUTUAL FUNDS

                                 MARCH 31, 1997
                                   (UNAUDITED)

               REVERSE REPURCHASE AGREEMENTS:

               The Funds may borrow for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker/dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it places in a segregated custodial account assets having a value equal to the repurchase price (including accrued interest), and will continually monitor the account to ensure such equivalent value is maintained at all times. Reverse repurchase agreements are considered to be borrowing by the Funds under the 1940 act.

               DIVIDENDS TO SHAREHOLDERS:

               Dividends from net investment income are declared daily and paid monthly for the U.S. Treasury Reserve Fund and Cash Reserve Fund, and distributable net realized capital gains, if any, are declared and distributed at least annually.

               Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of mortgage-backed securities, expiring capital loss carry-forwards and deferrals of certain losses.

               FEDERAL INCOME TAXES:

               It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

               ORGANIZATION COSTS:

               Costs incurred by the Trust in connection with its organization and registration of shares have been deferred and are amortized using the straight-line method over a period of five years from the commencement of the public offering of shares of the Funds. In the event that any of the initial shares of the Funds are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organizational expenses of the Trust in the same proportion as the number of said shares of the Fund being redeemed bears to the number of initial shares of that Fund that are outstanding at time of redemption.

               OTHER:

               Each Fund maintains a cash balance with its custodian and receives a reduction of their custody fees and expenses for the amounts of interest earned on such uninvested cash balance. For financial reporting purposes for the period ended March 31, 1997, custodian fees and expenses were reduced by $407 for the U.S. Treasury Reserve Fund. There was no effect on net investment income. The Fund could have invested such cash amounts in an income producing asset if they had not agreed to a reduction of fees or expenses under the expense offset arrangement with their custodian.

FIRST CHOICE MUTUAL FUNDS

                                 MARCH 31, 1997
                                   (UNAUDITED)

3.   SHARES OF BENEFICIAL INTEREST

Transactions in Fund Shares were as follows:

SERVICE SHARES

                                               U.S. Treasury      Cash
                                               Reserve Fund    Reserve Fund
                                                  Period         Period
                                                  Ended          Ended
                                                 3/31/97 *       3/31/97 *
                                               -------------   ------------

Shares sold                                    134,469,144       72,805,494
Shares issued to shareholders
     in payment of distributions declared              984              318
Shares Redeemed                                (77,544,689)     (34,859,320)
                                                ----------       ----------
Net Change resulting from
     Fund share Transactions                    56,925,439       37,946,492
                                                ----------       ----------



INSTITUTIONAL SHARES

                                            U.S. Treasury       Cash
                                                Reserve        Reserve
                                                  Period       Period
                                                  Ended        Ended
                                                 3/31/97 *    3/31/97 *
                                            --------------   ----------
Shares sold                                    1,524,095          1,000
Shares issued to shareholders
     in payment of distributions declared          2,031              7
Shares Redeemed                                       --             --
                                              ----------     ----------
Net Change resulting from
     Fund share Transactions                   1,526,126          1,007
                                              ----------     ----------

Total Increase in Fund Shares                 58,451,565     37,947,499
                                              ==========     ==========


* Commencement of operations of the U.S. Treasury Reserve Fund and the Cash Reserve Fund are October 1, 1996 and January 13, 1997, respectively.

4.   Related Party Transactions:


     Investment advisory services are provided to the Funds by First American Capital Management, Inc. Under the terms of the investment advisory agreement, First American Capital Management, Inc. is entitled to receive fees, on an annualized basis, of 0.30% of the average daily net assets of each Fund.

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS L.P."), an Ohio limited partnership, and BISYS Fund Services, Inc. ("BISYS") are subsidiaries of The BISYS Group, Inc.

     BISYS L.P. serves the Trust as administrator. Under the terms of the administration agreement, BISYS L.P. receives fees, on an annualized basis, of 0.15% that are computed daily as a percentage of the average daily net assets of each of Fund.

     BISYS L.P. also serves as Fund distributor. BISYS L.P. receives fees for providing distribution services under the Distribution Service Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Fund pays BISYS L.P. a fee not to exceed, on an annual basis, 0.25% of the average daily net asset value of each Fund for payments made to banks, broker/dealers and other institutions, including affiliates of the Adviser, and for expenses BISYS L.P. and any of its affiliates or subsidiaries incur for providing distribution or shareholder service assistance.

FIRST CHOICE MUTUAL FUNDS

                                 MARCH 31, 1997
                                   (UNAUDITED)


     BISYS serves each Fund as transfer agent and fund accountant. For transfer agent services, BISYS is entitled to receive fees based upon the number of shareholders. For fund accounting services, BISYS is entitled to receive annual fees of $30,000 per fund. In addition, BISYS is reimbursed for certain out-of-pocket expenses incurred in providing such transfer agency and fund accounting services. Fees received for transfer agent and fund accounting services are as follows:

                                              U.S Treasury          Cash
                                                Reserve            Reserve
                                                 Fund               Fund
                                              ------------         -------
              Transfer Agent                     $10,143            $4,446
              Fund Accounting                    $17,654            $9,204

     Certain officers of the Trust are affiliated with BISYS and/or First American Management, Inc. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust.


Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios. Information regarding these transactions are as follows for the period ended March 31, 1997:

                                             U.S. Treasury    Cash
                                                Reserve      Reserve
                                                 Fund         Fund
                                             -------------   -------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary reductions
   (Percentage of average net assets)              0.30%        0.30%
Voluntary fee reductions                        $72,938      $25,490
ADMINISTRATION FEES:
Annual fee before voluntary reductions
   (Percentage of average net assets)              0.15%        0.15%
Voluntary fee reduction                         $40,037      $12,745
DISTRIBUTION FEES (SERVICE CLASS):
Annual fee before voluntary reductions
   (Percentage of average net assets)              0.25%        0.25%
Voluntary fee reductions                        $66,375      $21,241
SHAREHOLDER SERVICING FEES (SERVICE CLASS):
Annual fee before voluntary reductions
   (Percentage of average net assets)              0.25%        0.25%
Voluntary fee reductions                        $66,375      $21,241
EXPENSES ABOVE VOLUNTARY EXPENSE CAP:
Voluntary fee reimbursements                    $23,141      $14,332


                            FIRST CHOICE FUNDS TRUST
                       STATEMENT OF ASSETS AND LIABILITIES

                                September 12,1996

                                                    U S Treasury      Cash Reserves
                                                    Reserve Fund          Fund
                                                       --------         --------
Assets
  Cash                                                 $ 50,000         $ 50,000
  Deferred organization expenses                         85,000           85,000
                                                       --------         --------
    Total Assets                                        135,000          135,000
Liabilities
Organizational Expenses Payable                          85,000           85,000
                                                       --------         --------
    Total Liabilities                                    85,000           85,000
                                                       --------         --------
    Net Assets                                         $ 50,000         $ 50,000
                                                       --------         --------
Shares Outstanding                                       50,000           50,000
                                                       --------         --------
($0.001 Par Value)
Net Asset Value per share                              $   1.00         $   1.00
                                                       --------         --------
Composition of net assets
   Capital stock                                       $     50         $     50
   Paid-in capital                                     $ 49,950         $ 49,950
                                                       --------         --------
   Net Assets                                          $ 50,000         $ 50,000
                                                       ========         ========

              See notes to the Statement of Assets and Liabilities

                            FIRST CHOICE FUNDS TRUST
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES
                               September 12, 1996


      1. Description and Organization. First Choice Funds Trust (the "Trust") is registered under the Investment Company Act of 1940 as amended, as an open-end management investment company. The Trust was organized as a Delaware business trust on June 5, 1996. The capital of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Trust currently consists of two separate portfolios or series: U.S. Treasury Reserve Fund and the Cash Reserve Fund (collectively the "Funds"), each with two (2) classes of shares known as the Service Class (offered to shareholders who require a higher level of shareholder servicing) and the Institutional Class (available to all other investors). The Funds have had no operations other than organizational matters and the sale to BISYS Fund Services ("BISYS"), the Administrator and Distributor, of 100,000 shares of capital stock representing the initial capital of the Funds as shown on the Statement of Assets and Liabilities.

            BISYS has agreed to pay the costs of organization and initial registration of the Trust. The Funds have agreed to reimburse BISYS after each fund's commencement of operations. Costs incurred in connection with such organization and initial registration of the Trust, aggregating approximately $170,000, have been allocated equally to each Fund, have been deferred and will be amortized over a sixty month period beginning with each Fund's commencement of operations.

            In the event any of the initial shares of the Funds owned by BISYS are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized deferred organization expenses in the same proportion as the number of initial shares outstanding being redeemed bears to the number of initial shares outstanding at the time of redemption.

      2. Advisor. The Trust has entered into an Advisory Contract with First American Capital Management Inc. ("First American"), a wholly owned subsidiary of The First American Financial Corporation. Under the Advisory Contract, First American is responsible for managing the investments of the Funds and continually reviewing, supervising and administering the Funds' investments. For the advisory services it provides to the Funds, First American will receive monthly fees at up to 0.30%, annually, of the average daily net assets of each Fund.

      3. Administrator and Distributor. The Trust has entered into Administrative Service Contracts with BISYS. Under the Administrative Services Contract, BISYS supplies office space and facilities, prepares reports to shareholders of the Funds, and performs administrative services necessary for the operation of the Funds. For these services, BISYS is paid a monthly fee at the annual rate of 0.15% of the average daily net assets of each Fund.

            BISYS serves as Distributor of the shares of the Funds. The Trust has adopted a Rule 12b-1 Distribution Plan and Agreement (the "Distribution Plan"). Pursuant to the Distribution Plan, BISYS will be reimbursed each month from the Service Class shares of each Fund for certain expenses related to activities performed by BISYS intended to result in the sale of Service Class shares. Such reimbursement will not exceed 0.25%, on an annualized basis, of the average daily net assets of the Service Class shares of each Fund.

      4. Service Organizations. The Trust may contract with various banks, trust companies, broker-dealers, or other financial organizations (collectively, the "Service Organizations ") to provide certain administrative services for the Service Class shares of the Funds, such as maintaining shareholder accounts and records. The Service Class shares of the Funds may pay fees to Service Organizations in amounts up to 0.25% of the average daily net assets of the Service Class shares owned by shareholders serviced by Service Organizations.

      5. Other transactions with Affiliates. Pursuant to a Fund Accounting Agreement between the Trust and BISYS, BISYS assists the Trust in calculating net asset values and provides certain other accounting services for each Fund, for an annualized fee of $30,000 per Fund, plus out-of-pocket expenses.

            BISYS also acts as transfer agent and provides personnel necessary to perform shareholder servicing functions. Pursuant to a Shareholder Servicing Agreement between the Trust and BISYS, BISYS receives a fee of $15.00 per account per year, and reimbursement for certain expenses.

      6. Federal Income Taxes. It is the Funds' intention to qualify as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute taxable and tax-exempt income for their fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of Federal income and excise taxes.

                            PART C. OTHER INFORMATION

         Item 24. Financial Statements and Exhibits

                  (a)      Financial Statements:

                           Included in the Prospectus:


                           (1) Financial Highlights for the period ended March 31, 1997 (unaudited).

                           Included in Statement of Additional Information:

                           (1) Schedule of Portfolio Investments, Cash Reserve Fund, dated March 31, 1997 (unaudited).

                           (1) Schedule of Portfolio Investments, U.S. Treasury Reserve Fund, dated March 31, 1997 (unaudited).

                           (2) Statement of Changes in Net Assets for the period ended March 31, 1997 (unaudited).

                           (3) Statements of Assets and Liabilities dated March 31, 1997 (unaudited).

                           (4) Statement of Operations for the period ended March 31, 1997 (unaudited).

                           (5) Financial Highlights for the period ended March 31, 1997 (unaudited).

                           (6) Notes to Financial Statements dated March 31, 1997 (unaudited).

                           (7) Statement of Assets and Liabilities and notes thereto dated September 12, 1996.

                           (8)  Auditors Report.


                  (b)      Exhibits:


                           (1)     Trust Instrument(1)



                           (2)     ByLaws of Registrant(1)


                           (3)     None.

                           (4)     None.


                           (5)(a) Form of Master Investment Advisory Agreement and Supplements between Registrant and Adviser.(2)



                           (5)(b) Form of Master Administration Agreement and Supplements between Registrant and Administrator.(2)



                           (6) Form of Master Distribution Contract and Supplements between Registrant and Distributor.(2)


                           (7)     None.


                           (8) Form of Custodian Contract between Registrant and Custodian.(2)

                           (9)(a) Form of Transfer Agency and Service Agreement between Registrant and Transfer Agent.(2)



                           (10) Consent of Baker & McKenzie, counsel to Registrant.


                           (11)    Consent of Independent Accountants.

                           (12)    None.


                           (13)    Subscription Agreement.(2)


                           (14)    None.


                           (15) Form of Rule 12b-1 Distribution Plan and Agreement between Registrant and Distributor.
                                   (2)


                           (16) Schedule of Computation of Performance Calculation.

                           (17)    Financial Data Schedule.

                           (18)    Rule 18f-3 Plan.(2)


         Other Exhibits

                            (A)    Power of Attorney (2)


         (1) Previously filed with the initial registration statement on June 26, 1996 and incorporated by reference herein.

         (2) Previously filed with Pre-Effective Amendment No.1 on September 12, 1996 and incorporated by reference herein.


         Item 25. Persons Controlled by or under Common Control with Registrant. None.




         Item     26. Number of Holders of Securities at April 1, 1997.

                  U.S. Treasury Reserve Fund                           8

                  Cash Reserve Fund                                    3



         Item 27. Indemnification.

                  As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument (Exhibit 1 to the Registration Statement), Section 4 of the Master Investment Advisory Contract between Registrant and the Adviser (Exhibit 5(a) to this Registration Statement), Section 9 of the Investment Advisory Agreement between Registrant and the Adviser and Section 9 of the Master Distribution Contract between Registrant and the Distributor (Exhibit 6 to this Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                  The Registrant will purchase an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

                  Section 4 of the Master Investment Advisory Contract between Registrant and the Adviser Section 9 of the Investment Advisory Agreement between Registrant and the Adviser and Section 9 of the Master Distribution Contract between Registrant and the Distributor, limit the liability of the Adviser and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

                  The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws, Investment Advisory Contracts and Distribution Contract in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.


         Item 28. Business and Other Connections of the Adviser.

                  First American Capital Management, Inc. ("First American"), is a subsidiary of The First American Financial Corporation, which is headquartered in Santa Ana, California, and is a provider of real estate related financial and information services to real property buyers and mortgage lenders and trust services through its subsidiary First American Trust Company.

                  The executive officers of First American and such executive officers' positions during the past two fiscal years are as follows:

                  Name                      Position and Offices
                  ----                      --------------------

                  William C. Conrad         Director, President &
                                            Chief Executive Officer of the
                                            Adviser since December 1995; Chief
                                            Investment Officer of First American
                                            Trust Company, 2161 San Joaquin
                                            Hills Road, Newport Beach,
                                            California, since August 1994;
                                            Chairman, First Interstate
                                            Securities, San Diego California,
                                            from January 1994 to July 1994;
                                            President & Chief Executive Officer
                                            of San Diego Capital Management,
                                            Inc., San Diego, California, from
                                            January 1990 to January 1994.

                  Mark R Arnesen            Director, Secretary & Corporate
                                            Counsel of the Adviser since
                                            December 1995; Vice President,
                                            Secretary & Corporate Counsel of The
                                            First American Financial
                                            Corporation, 114 East Fifth Street,
                                            Santa Ana, California, since April
                                            1992; Vice President, Secretary &
                                            Corporate Counsel of First American
                                            Title Insurance Company, 114 East
                                            Fifth Street, Santa Ana, California,
                                            since April 1992.

                  Thomas A. Klemens         Director, Chief Financial Officer of
                                            the Adviser since December 1995,
                                            Executive Vice President & Chief
                                            Financial Officer of The First
                                            American Financial Corporation, 114
                                            East Fifth Street, Santa Ana,
                                            California, since February 1996;
                                            Vice President, Chief Financial
                                            Officer of said Company from 1993 to
                                            1996; Vice President & Chief
                                            Financial Officer of First American
                                            Title Insurance Company since
                                            September 1993.

                  Gary Alan Pulford         Senior Portfolio Manager of the
                                            Adviser since December 1995; Vice
                                            President of First American Trust
                                            Company, 2161 San Joaquin Hills
                                            Road, Newport Beach, California,
                                            since January 1995; President,
                                            Pinnacle Asset Management, Inc. ,
                                            575 Anton Blvd., Suite 300,
                                            Glendale, California, from November
                                            1991 to June 1995.

                  Deborah Ann Castellani    Chief Operating Officer of the
                                            Adviser since December 1995; Vice
                                            President of First American Trust
                                            Company, 2161 San Joaquin Hills
                                            Road, Newport Beach, California,
                                            since April 1989.

                  Randall L. Zaharia        Senior Portfolio Manager of the
                                            Adviser since December 1995; Vice
                                            President of First American Trust
                                            Company, 2161 San Joaquin Hills
                                            Road, Newport Beach, California,
                                            since March 1995. Investment
                                            Analyst, Los Angeles County M.T.A. ,
                                            Los Angeles, California, from
                                            November 1988 to March 1995.

                  Steven Neal Huntsinger    Senior Portfolio Manager of the
                                            Adviser since December 1995; Vice
                                            President of First American Trust
                                            Company, 2161 San Joaquin Hills
                                            Road, Newport Beach, California,
                                            since September 1995; Portfolio
                                            Manager, Analytical Investment
                                            Management, 2222 Martin St., Suite
                                            230, Irvine, California, from
                                            November 1983 to July 1995.


         Item 29. Principal Underwriter

                  (a) The Distributor acts as Distributor/Underwriter for a number of other registered investment companies.

                  (b)      Officers and Directors

                                                               Positions                 Positions
                         Name and                             and Offices                   and
                    Principal Business                           with                   Offices with
                          Address                             Registrant                Underwriter
                 ------------------------                     ----------                ------------
                 BISYS Fund Services, Inc.                       None                      Sole
                 3435 Stelzer Road                                                         General
                 Columbus, Ohio 43219                                                      Partner

         WC Subsidiary Corporation                               None                 Sole
         150 Clove Road                                                               Limited
         Little Falls, New Jersey 07424                                               Partner

         The BISYS Group, Inc.                                   None                 Sole
         150 Clove Road                                                               Shareholder
         Little Falls, New Jersey 07424

                       (c)      Not applicable.



         Item 30.      Location of Accounts and Records

              All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of BISYS.


         Item 31.      Management Services

              Not applicable.


         Item 32.      Undertakings.

              (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a trustee if requested to do so by the holders of at least 10% of the Registrant's outstanding shares.




              (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

              (c) Registrant undertakes to provide the support to shareholders specified in Section 16(c) of the 1940 Act as though that section applied to the Registrant.

                                   SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on April 30, 1996.


                                                  FIRST CHOICE FUNDS TRUST



                                                  By:   /s/ Irimga McKay
                                                      ----------------------

                                                      Irimga McKay, President

                       Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         Signature                            Title                                   Date
         ---------                            -----                                   ----


          /s/ Irimga McKay                    President                               April 30, 1997.
         -----------------------
         Irimga McKay


         /s/ Milt Emerine                     (Principal Financial                    April 30, 1997.
         -----------------------               Accounting Officer)
         Milt Emerine


         /s/ John J. Pileggi                  Trustee                                 April 30, 1997.
         -----------------------
         John J. Pileggi


         DENNIS W. DRAPER*                    Trustee                                 April 30, 1997.
         -----------------------
         Dennis W. Draper


         JOSEPH N. HANKIN*                    Trustee                                 April 30, 1997.
         -----------------------
         Joseph N. Hankin


         RICHARD WEDEMEYER*                   Trustee                                 April 30, 1997.
         -----------------------
         Richard Wedemeyer




         * Pursuant to Power of Attorney filed with Pre-Effective Amendment to Registration Statement Nos. 33-7085 and 811-7681.

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


       -------------------------------------------------------------------

                                    EXHIBITS

                                       to

                                    FORM N-1A

                             REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933

                                       AND

                       THE INVESTMENT COMPANY ACT OF 1940


       -------------------------------------------------------------------

                            FIRST CHOICE FUNDS TRUST

                                  EXHIBIT INDEX




         Exhibit
         Number                               Document
         ------                               --------


         10(a)                                Consent of Baker & McKenzie, counsel to Registrant.

         11                                   Consent of Independent Accountants.

         16                                   Schedule of Computation of Performance Calculation.

         27(a)                                Financial Data Schedule.

         27(b)                                Financial Data Schedule.

         27(c)                                Financial Data Schedule.

         27(d)                                Financial Data Schedule.
